Subsidiary undertakings (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Profit (loss), attributable to non-controlling interests	$ 6,391	$ (11,554)	$ (50,535)
Non-controlling interests	41,915	35,828
Dividends recognised as distributions to non-controlling interests	$ (479)	(6,406)
Proportion of ownership interest in subsidiary	100.00%
LG International Corp [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	20.00%
LG International Corp [Member] | Direct Interest [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	14.00%
LG International Corp [Member] | Total Interest [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	31.20%
GeoPark Chile S.A [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	20.00%
Profit (loss), attributable to non-controlling interests	$ (6,200)	(10,379)	(33,260)
Non-controlling interests	15,953	22,082
GeoPark Colombia Cooperatie U.A [Member]
Disclosure of subsidiaries [line items]
Profit (loss), attributable to non-controlling interests	13,536	2,791	(7,085)
Non-controlling interests	29,330	16,168
Dividends recognised as distributions to non-controlling interests	479	6,406
GeoPark TdF S.A [Member]
Disclosure of subsidiaries [line items]
Profit (loss), attributable to non-controlling interests	(945)	(3,966)	$ (10,190)
Non-controlling interests	$ (3,368)	$ (2,422)